Registration No. 2-71469
                 811-3158
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	    X

Pre-Effective Amendment No.
Post-Effective Amendment No.     28     	   X

REGISTRATION STATEMENT UNDER THE INVESTMENT
	COMPANY ACT OF 1940	    X

Amendment No.     31     	    X

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 720-9218

Christina T. Sydor
Secretary
Smith Barney Fundamental Value Fund Inc.
388 Greenwich Street
   New York, New York   10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

   	 X	 immediately upon filing pursuant to Rule 485(b)
   	  	 on             pursuant to Rule 485(b)
	     	 60 days after filing pursuant to Rule 485(a)
	     	 on            pursuant to Rule 485(a)

      The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.
Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1995 was filed on or about November 30, 1995. )

The registrant, Smith Barney Fundamental Value Fund Inc., a Maryland corporation, is the successor to Smith Barney Fundamental Value Fund Inc., a Washington corporation, pursuant to Rule 414 of the Securities Act of 1933 (the "Act"), has, effective with post-effective amendment number 25 to this registration statement, adopted this registration statement for all purposes under the Act and the Securities Exchange Act of 1934.




SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

FORM  N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)

	.   Part A (Prospectus for Smith Barney Fundamental Value Fund Inc.) and
Part B (Statement of Additional Information for Smith Barney Fundamental Value Fund Inc.) are incorporated by reference to Post-Effective Amendment No 28, as filed with the Securities and Exchange Commission ("SEC") on January 31,
1996.

Part A
Item No.                              Prospectus Caption

1.  Cover Page                         Cover Page

2.  Synopsis                            Prospectus Summary

3. Financial Highlights                  Financial
                                         Highlights

4.  General Description of Registrant     Cover Page; Prospectus Summary;
                                          Investment Objective and Management
                                          Policies; Additional Information

5. Management of the Fund                 Management of the Fund;
                                          Distributor; Additional Information;
                                          Annual Report

5A. Management's Discussion of            Annual Report
Fund Performance

6.  Capital Stock and Other               Investment Objective and
Securities                                Policies; Dividends,Distributions
and
                                          Taxes; Additional Information

7.  Purchase of Securities Being           Valuation of Shares; Purchase of
Offered                                    Shares; Exchange Privilege;
                                           Redemption of Shares; Minimum
                                           Account Size;
Distributor;Additional
                                           Information

8  Redemption or Repurchase                Purchase of Shares; Redemption of
                                           Shares; Exchange Privilege

9.  Pending Legal Proceedings              Not Applicable


Part B                                   Statement of
Item No.                                 Additional Information Caption

10.  Cover Page                           Cover page

11.  Table of Contents                    Table of Contents

12.  General Information and               Distributor; Additional Information
History

13.  Investment Objectives and               Investment Objective and
                                            Management Policies

14.  Management of the Fund               Management of the Fund; Distributor

15.  Control Persons and Principal         Management of the Fund
Holders of Securities

16.  Investment Advisory and Other          Management of the Fund;
Distributor
Services

17.  Brokerage Allocation and                 Investment Objective and
Other Services                              Management Policies; Distributor

18.  Capital Stock and Other                Investment Objective and
Securities                              Management Policies; Purchase of
                                             Shares; Redemption of
Shares;Taxes

19.  Purchase, Redemption and                Purchase of Shares; Redemption
Pricing of Securities Being Offered           of Shares; Valuation of Shares;
                                              Distributor; Exchange Privilege

20.  Tax Status                              Taxes

21.  Underwriters                           Distributor

22.  Calculation of Performance            Performance Data
Data

23.  Financial Statements                  Financial Statements







PROSPECTUS
                                        SMITH BARNEY


                                        Fundamental

                                          Value

                                       Fund Inc.


                                          February 1, 1996



                             Prospectus begins on page one







[Logo] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

Smith Barney Fundamental Value Fund Inc.


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Prospectus                                                February 1, 1996
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     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     Smith Barney Fundamental Value Find, Inc. (the "Fund") is a mutual fund with a primary investment objective of long-term capital growth. Current income is a secondary objective. The Fund seeks to achieve its primary objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments. The Fund's investment emphasis is on securities which, in the judgment of the Fund's investment adviser, are undervalued in the marketplace and, accordingly, have above-average potential for capital growth.

     This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


     Additional information about the Fund is contained in a Statement of Additional Information dated February 1, 1996, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


Smith Barney Inc.
Distributor

Smith Barney Mutual Funds Management Inc.
Investment Adviser and Administrator


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A
CRIMINAL OFFENSE.

Smith Barney Fundamental Value Fund Inc.

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Table of Contents
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Prospectus Summary                                                      3
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Financial Highlights                                                    10
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Investment Objective and Management Policies                            14
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Valuation of Shares                                                     19
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Dividends, Distributions and Taxes                                        19
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Purchase of Shares                                                       21
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Exchange Privilege                                                        30
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Redemption of Shares                                                      34
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Minimum Account Size                                                      36
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Performance                                                               36
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Management of the Fund                                                   37
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Distributor                                                              38
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Additional Information                                                    38
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====

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

============================================================================
====

Smith Barney Fundamental Value Fund Inc.

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Prospectus Summary
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The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

Investment Objective The Fund is an open-end, diversified management investment company with a primary investment objective of long-term capital growth. Current income is a secondary objective. The Fund seeks to achieve its principal objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments. The Fund's investment emphasis is on securities which, in the judgment of the Fund's investment adviser, are undervalued in the marketplace and, accordingly, have above-average potential for capital growth. See "Investment Objective and Management Policies."

Alternative Purchase Arrangements The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, are offered to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares," and "Redemption of Shares."

Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus
Summary -- Reduced or No Initial Sales Charge."

Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The

Smith Barney Fundamental Value Fund Inc.

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Prospectus Summary (continued)
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Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

     Class B Shares. Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Class C shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

Smith Barney Fundamental Value Fund Inc.

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Prospectus Summary (continued)
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     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

     Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribution fee. The maximum purchase amount for Class A shares is $4,999,999,
Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, may be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) Program Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section 401(a)
 of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans (collectively, "Participating Plans"). Class A, Class B, Class C and Class Y shares are

Smith Barney Fundamental Value Fund Inc.

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-
Prospectus Summary (continued)
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-

available as investment alternatives for Participating Plans.
See "Purchase of Shares - Smith Barney 401(k) Program."


PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"), a subsidiary of First Data Corporation.
See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. The minimum initial investment for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes through the Systematic Investment
Plan described below is $100. See "Purchase of Shares."


SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic
Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $100. See "Purchase of Shares." Redemption of Shares Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

MANAGEMENT OF THE FUND Smith Barney Mutual Funds Management Inc. ("SBMFM"), a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), serves as the Fund's investment adviser and administrator. Holdings is a wholly owned subsidiary of The Travelers Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

     EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the

Smith Barney Fundamental Value Fund Inc.

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Prospectus Summary (continued)
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respective net asset values next determined, plus any applicable sales charge differential. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid monthly and distributions of net realized capital gains are paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. Certain of the investments held by the Fund and certain of the investment strategies that the Fund may employ might expose it to certain risks. The investments presenting the Fund with risks are securities of less well-established companies or companies whose capitalizations are less than the capitalizations of larger, better-known companies and foreign securities. In addition, the Fund may assume additional risk by entering into repurchase agreements, lending portfolio securities and entering into transactions involving options. See "Investment Objective and Management Policies."

Smith Barney Fundamental Value Fund Inc.

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Prospectus Summary (continued)
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THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:

                                             Class A  Class B  Class C  Class
Y
============================================================================
====
Shareholder Transaction Expenses
     Maximum sales charge imposed
       on purchases
     (as a percentage of offering price)     5.00%    None     None     None
     Maximum CDSC
     (as a percentage of original
       cost or redemption
     proceeds, whichever is lower)           None*    5.00%    1.00%    None
============================================================================
====
Annual Fund Operating Expenses
     (as a percentage of average net assets)


     Management fees                         0.75%    0.75%    0.75%    0.75%
     12b-1 fees**                            0.25%    1.00%    1.00%    None
     Other expenses***                       0.34%    0.34%    0.34%    0.34%
============================================================================
====
TOTAL FUND OPERATING EXPENSES                1.34%    2.09%    2.09%    1.09%
============================================================================
====


* Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the
     aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.

** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


*** For Class Y shares "other expenses" have been estimated based on expenses incurred by the Class A share because there were no Class Y purchases for the year ended September 30, 1995.


     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k)
Program. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B

Smith Barney Fundamental Value Fund Inc.
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Prospectus Summary (continued)
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and Class C shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Class, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

                                        1 year   3 years  5 years  10 years*
============================================================================

An investor would pay the following
  expenses on a $1,000
  investment, assuming (1) 5.00%
  annual return and (2) redemption
  at the end of each time period:

     Class A                                  $63      $90      $120     $203
     Class B                                   71       95       122      223
     Class C                                   31       65       112      242
     Class Y                                   11       35        60      133

An investor would pay the following
  expenses on the same investment,
  assuming the same annual return and
  no redemption:
     Class A                                   63       90       120      203
     Class B                                   21       65       112      223
     Class C                                   21       65       112      242
     Class Y                                   11       35        60      133

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====
*Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Smith Barney Fundamental Value Fund Inc.

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Financial Highlights
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The following information has been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the Fund's Annual Reports.
 The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated
September 30, 1995, which is incorporated by reference into the Statement of Additional Information.


For a Class A share outstanding throughout each year:*


Year ended September 30,                 1995          1994          1993
1992         1991
==============================================================================
===========================
Net Asset Value, Beginning of Year      $8.20         $8.42         $7.72
$6.47        $5.34
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---------------------------
Income From Investment Operations:
  Net investment income                  0.17          0.09          0.07
0.11         0.15
  Net realized and unrealized
  gain (loss) on investments and
  written options                        1.23          0.30          1.65
0.78         1.50
------------------------------------------------------------------------------
---------------------------
Total Income From Operations             1.40          0.39          1.72
0.89         1.65
------------------------------------------------------------------------------
---------------------------
Less Distributions From:
  Net investment income                 (0.13)        (0.08)        (0.06)
(0.14)       (0.23)
  Net realized gains                    (0.39)        (0.53)        (0.46)
--         (0.29)
  Overdistribution of Net
    Realized Gains                      (0.42)
------------------------------------------------------------------------------
---------------------------
Total Distributions                     (0.94)        (0.61)        (0.52)
(0.14)       (0.52)
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---------------------------
Net Asset Value, End of Year            $8.66         $8.20         $8.42
$7.22        $6.47
------------------------------------------------------------------------------
---------------------------
Total Return+                           19.94%         4.92%        25.23%
14.01%       33.47%
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---------------------------
Net Assets, End of Year
Ratios to average net assets/
supplemental data:
Net Assets, End of Year (000s)       $386,297      $264,765      $123,188
$77,842      $59,358
Ratios to Average Net Assets:
  Expenses                              1.34%          1.30%         1.45%
1.28%        1.30%
  Net investment income                 2.19%          1.90%         1.00%
1.57%        2.24%
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---------------------------
Portfolio Turnover Rate                   45%           108%          111%
142%         116%
==============================================================================
===========================
Average Commissions                     $0.05            --            --
--           --
==============================================================================
===========================


Year ended September 30,  1990  1989 1988    1987         1986         1985
========================================================================
Net Asset Value,
Beginning of Year     $7.15   $6.23   $8.36   $7.24      $6.91        $6.65
----------------------------------------------------------------------
Income From Investment Operations:
  Net investment income 0.16  0.17    0.15    0.18       0.31         0.19
  Net realized and unrealized
  gain (loss) on investments and
  written options       (1.22)  1.18  (0.99)  2.00      0.55         0.59
----------------------------------------------------------------------------
Total Income From
 Operations         (1.06)  1.35  (0.84)  2.18      0.86         0.78
--------------------------------------------------------------------
Less Distributions From:
  Net investment income (0.18)  (0.10) (0.26) (0.32)   (0.19)       (0.22)
  Net realized gains    (0.57)  (0.33) (1.03) (0.74)   (0.34)       (0.30)
  Overdistribution of Net
    Realized Gains
--------------------------------------------------------------------------
Total Distributions     (0.75)  (0.43) (1.29) (1.06)   (0.53)    (0.52)
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Net Asset Value,
 End of Year            $5.34    $7.15  $6.23 $8.36    $7.24      $6.91
---------------------------------
Total Return+         (16.25)%    23.26% (6.92)% 34.39%   12.94%       12.67%
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Net Assets, End of Year
Ratios to average net assets/
supplemental data:
Net Assets,
End of Year (000s)  $63,159 $89,048 $84,670 $111,693 $101,563     $114,529
Ratios to Average Net Assets:
  Expenses            1.20%   1.10%  1.20%   1.00%         1.10%        1.20%
  Net investment income 2.40%  2.50% 2.10%  2.10%         3.70%        4.00%
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Portfolio Turnover Rate   94%   62% 120%  66%           91%          64%
============================================
========================================================================
Average Commissions      --     --   --    --      --      --


* On November 6, 1992, the Fund commenced selling Class B shares. Those shares in existence prior to November 6, 1992 were designated Class A shares.

+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

                                     10-11

Smith Barney Fundamental Value Fund Inc.

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Financial Highlights (continued)
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For a Class B share outstanding throughout each period:


Year ended September 30,                         1995        1994        1993*
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====
Net Asset Value, Beginning of Period            $8.16       $8.37        $7.31
------------------------------------------------------------------------------
-
Income From Investment Operations
  Net investment income                          0.12        0.09         0.05
  Net realized and unrealized
  gain (loss) on investments
     and written options                         1.23        0.25         1.52
------------------------------------------------------------------------------
-
Total Income From Investment Operations          1.35        0.34         1.57
------------------------------------------------------------------------------
-
Less Distributions From:
  Net investment income                         (0.08)      (0.02)
(0.05)
  Net Realized Capital Gains                    (0.39)      (0.53)
(0.46)
  Overdistribution of net
    realized Gains                              (0.42)
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-
Total Distributions                             (0.89)      (0.55)
(0.51)
------------------------------------------------------------------------------
-
Net Asset Value, End of Period                  $8.62       $8.16        $8.37
------------------------------------------------------------------------------
-
Total Return++                                  19.19%       4.21%
22.82%
------------------------------------------------------------------------------
-
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000s)             $538,759    $361,254     $114,146
Ratios to Average Net Assets:
  Expenses                                      2.09%       2.06%
2.26%+
  Net investment income                         1.44%       1.13%
0.19%+
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-
Portfolio Turnover Rate                           45%        108%
111%
============================================================================
====
Average Commissions                             $0.05          --           --
============================================================================
====

 *  The Fund commenced selling Class B shares on November 6, 1992.

 +  Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Financial Highlights (continued)
------------------------------------------------------------------------------
-

For a Class C share outstanding throughout each period:


Year ended September 30,                         1995        1994        1993*
============================================================================
====



Net Asset Value, Beginning of Period            $8.16       $8.37        $8.15
------------------------------------------------------------------------------
-
Income From Investment Operations
  Net investment income                          0.12        0.05
0.00#
  Net realized and unrealized
    gain (loss) on investments
    and written options                          1.24        0.29         0.22
------------------------------------------------------------------------------
-
Total Income From Investment Operations          1.36        0.34         0.22
------------------------------------------------------------------------------
-
Less Distributions From:
  Net investment income                         (0.09)      (0.02)         --
  Net Realized Capital Gains                    (0.39)      (0.53)         --
  Overdistribution of Net Realized Gains        (0.42)        --           --
------------------------------------------------------------------------------
-
Total Distributions                             (0.90)      (0.55)         --
------------------------------------------------------------------------------
-
Net Asset Value, End of Period                  $8.62       $8.16        $8.37
------------------------------------------------------------------------------
-
Total Return++                                  19.33%       4.24%
2.70%
------------------------------------------------------------------------------
-
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000s)              $21,812      $1,652         $308
Ratios to Average Net Assets:
  Expenses                                      2.09%       2.23%
2.25%+
  Net investment income                         1.44%       0.96%
0.20%+
------------------------------------------------------------------------------
-
Portfolio Turnover Rate                            45%        108%
111%
============================================================================
====
Average Commissions                              $0.05         --       --
============================================================================
====

 * The Fund commenced selling Class C (previously designated as Class D shares) shares on August 10, 1993.

 +  Annualized.

++ Total return represents aggregate total return for the period and does not reflect any applicable sales charge.

 #  Amount represents less than $.01 per Fund share.


For the year ended September 30, 1995 there were no purchases of Class Y shares.

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
Investment Objective and Management Policies
------------------------------------------------------------------------------
-

    The Fund's primary objective is long-term capital growth. Current income is only a secondary consideration. The Fund's primary objective is fundamental and may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There is no guarantee that the Fund will achieve its investment objective.

     The Fund seeks to achieve its primary investment objective by investing in a diversified portfolio of common stocks and common stock equivalents, including preferred stocks and other securities convertible into common stocks.
The Fund also invests to a lesser extent in bonds and other debt instruments.

     In pursuing the Fund's investment objective, SBMFM emphasizes securities which, in its judgment, are undervalued in the marketplace and, accordingly, have above-average capital growth potential. In general, the Fund invests in securities of companies which are temporarily unpopular among investors but which SBMFM regards as possessing favorable prospects for earnings growth and/or improvements in the value of their assets and, consequently, as having a reasonable likelihood of experiencing a recovery in market price.

     When SBMFM believes that a defensive investment posture is warranted or when opportunities for capital growth do not appear attractive, the Fund may temporarily invest all or a portion of its assets in short-term money market instruments, including repurchase agreements with respect to those instruments.
The Fund is authorized to borrow money in an amount up to 10% of its total assets for temporary or emergency purposes.

     Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without the approval of the Fund's shareholders, appears in the Statement of Additional Information.

     RISK FACTORS AND SPECIAL CONSIDERATIONS

     An investment in the Fund includes certain risks and special considerations, such as those described below:

     Short-Term Investments. As noted above, in certain circumstances the Fund may invest in short-term money market instruments, such as obligations of the U.S. government, its agencies and instrumentalities ("U.S. government securities"), high-quality commercial paper and bank certificates of deposit and time deposits, and may engage in repurchase agreement transactions with respect to such instruments.

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
-

     Repurchase Agreements. The Fund may enter into repurchase agreements with certain member banks of the Federal Reserve System and certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire securities for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those dealers and banks with which the Fund enters into repurchase agreements to evaluate potential risks.

     Lending of Portfolio Securities. From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans will not exceed 20% of the Fund's total assets, taken at value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgement of SBMFM, the consideration to be earned from such loans would justify the risk.

     Options on Securities. The Fund may write covered call options with respect to its portfolio securities. The Fund realizes a fee (referred to as a "premium") for granting the rights evidenced by a call option. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
-

   Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's cost of the security, less the premium received for writing the option.

     The Fund will write only covered options with respect to its portfolio securities. Accordingly, whenever the Fund writes a call option on its securities, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a call option is exercised, the Fund will either (a) deposit with its custodian in a segregated account, cash, U.S. government securities or other high grade debt obligations having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with its custodian in a segregated account).

     The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an under-lying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. There can be no assurances that the Fund will be able to ef-fect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordinarily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

   The Fund may also, for hedging purposes, purchase put options on securities traded on national securities exchanges as well as in the over-the-counter market. The Fund may purchase put options on particular securities in order to protect against a decline in the market value in the underlying securities below the exercise price less the premium paid for the option. The ability to purchase put options allows the Fund to protect the unrealized gain on an appreciated security in its portfolio without actually selling the security. Prior to expiration, most options may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction cost.

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
-

     The Fund may purchase options in the over-the-counter market ("OTC options") to the same extent that it may engage in transactions in exchange traded options. OTC options differ from exchange traded options in that they are negotiated individually and terms of the contract are not standardized as in the case of exchange traded options. Moreover, because there is no clearing corporation involved in an OTC option, there is a risk of non-performance by the counterparty to the option. However, OTC options generally are much more available for securities in a wider range of expiration dates and exercise prices than exchange traded options. It is the current position of the staff of the SEC that OTC options (and securities underlying the OTC options) are illiquid securities. Accordingly, the Fund will treat OTC options as subject to the Fund's limitation on illiquid securities until such time as there is a change in the SEC's position. State securities laws also may impose further limitations.

     Options on Broad-Based Domestic Stock Indexes. The Fund may, for hedging purposes only, write call options and purchase put options on broad-based domestic stock indexes and enter into closing transitions with respect to such options. Options on stock indexes are similar to options on securities except that, rather than having the right to take or make delivery of stock at the specified exercised price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is "in the money." This amount of cash is equal to the difference between the closing level of the index and the exercise price of the option, expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally rather than price movements in the individual stocks.

     The effectiveness of purchasing puts and writing calls on stock index options depends to a large extent on the ability of SBMFM to predict the price movement of the stock index selected. Therefore, whether the Fund realizes a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally. Additionally, because exercises of index options are settled in cash, a call writer such as the Fund cannot determine the amount of the settlement obligations in advance and it cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. When the Fund has written the call, there is also a risk that the market may decline between the time the
Fund has a call exercised against it, at a price which is fixed as of the clos-ing level of the index on the date of exercise, and the time the Fund is able to

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------
-

exercise the closing transaction with respect to the long call position it holds.

     Futures Contracts and Options on Futures Contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified security at a specified price, date, time and place. The Fund may enter into futures contracts to sell securities when SBMFM believes that the value of the Fund's securities will decrease. An option on a futures contract, as contrasted with the direct investment in a futures contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures contract to sell the underlying securities. A put option gives the purchaser the right to sell and obliges the writer to buy the underlying contract. The Fund may enter into futures contracts to purchase securities when SBMFM anticipates purchasing the underlying securities and believes that prices will rise before the purchases will be made. When the Fund enters into a futures contract to purchase an under-lying security, an amount of cash, U.S. government securities or other high grade debt securities, equal to the market value of the contract, will be deposited in a segregated account with the Fund's custodian to collateralize the position, thereby insuring that the use of the contract is unleveraged. The
Fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a U.S. exchange or board of trade.

     The Fund may purchase options on futures contracts to hedge its portfolio against the risk of a decline in the market value of securities held, and may purchase call options on futures contracts to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options on futures contracts in entering into closing sale transactions and to increase its ability to hedge against changes in the market value of the securities it holds or is committed to purchase. The Fund will write put and call options only on futures contracts that are traded on a domestic exchange or board of trade.

     In entering into transactions involving futures contracts and options on futures contracts, the Fund will comply with applicable requirements of the Commodities Futures Trading Commission (the "CFTC") which require that its transactions in futures and options be engaged in for "bona fide hedging" purposes or other permitted purposes, provided that aggregate initial margin deposits and premiums required to establish positions, other than those considered by the CFTC to be "bona fide hedging," will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------------------------

     Portfolio Transactions. Portfolio securities transactions or options on behalf of the Fund are placed by SBMFM with a number of brokers and dealers, including Smith Barney. Smith Barney has advised the Fund that, in transactions with the Fund, Smith Barney charges a commission rate at least as favorable as the rate Smith Barney charges its comparable unaffiliated customers in similar transactions.

   Foreign Securities and American Depositary Receipts. The Fund can invest up to 25% of its assets in foreign securities and American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by domestic banks representing the deposit with the bank of a security of a foreign issuer.
ADRs are publicly traded on exchanges or over the counter in the United
States.

------------------------------------------------------------------------------
-
Valuation of Shares
------------------------------------------------------------------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Directors determine that amortized cost is fair value. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

------------------------------------------------------------------------------
Dividends, Distributions and Taxes
------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS


     The Fund's policy is to distribute substantially all its net investment income (that is, its net income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.


     If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------------------------

the application of a 4.00% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

     The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

     TAXES

     The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior tax-able year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors about the status of the Fund's dividends and distributions for state and local tax liabilities.

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
Purchase of Shares
------------------------------------------------------------------------------

     GENERAL

   The Fund currently offers a number of Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or
CDSC and will be available only to investors investing a minimum of $5,000,000.
See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.


     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment in the Fund of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all classes is $100. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Fund and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.


     Purchase orders received by Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trading on the

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Purchase of Shares (continued)
------------------------------------------------------------------------------

NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by Smith Barney prior to Smith Barney's close of business (the "trade date"). Currently, payment for Fund shares is due on the third business day (the "settlement date") after the trade date.


     SYSTEMATIC INVESTMENT PLAN

   Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of $100 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.


     INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

     The sales charges applicable to purchases of Class A shares of the Fund are
as follows:
                                 Sales
                               Charge as           Sales              Dealers
                                  % of           Charge as
Reallowance
                                Offering           % of               as % of
Amount of Investment             Price         Amount Invested   Offering
Price
============================================================================
====
    Less than $25,000            5.00%             5.26%              4.50%
    $25,000 - $49,999            4.00%             4.17%              3.60%
    $50,000 - $99,999            3.50%             3.63%              3.15%
    $100,000 - $249,999          3.00%             3.09%              2.70%
    $250,000 - $499,999          2.00%             2.04%              1.80%
    $500,000 and over             *                 *                  *
============================================================================
====

* Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients
  make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Purchase of Shares (continued)
------------------------------------------------------------------------------
-

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith
Barney listed under "Exchange Privilege."

     INITIAL SALES CHARGE WAIVERS

     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Directors of the Fund and employees of Travelers and its subsidiaries, or the spouses and children of such persons (including the surviving spouse of a deceased Director or employee, and retired Directors or employees), or sales to any trust, pension, profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge;
(d)
shareholders who have redeemed Class A shares of the Fund (or Class A shares of another of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; and (e) accounts managed by registered investment advisory subsidiaries of Travelers. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Purchase of Shares (continued)
------------------------------------------------------------------------------
-

     RIGHT OF ACCUMULATION

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class
A shares of the Fund and of funds sponsored by Smith Barney, that are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount, and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be able to arrange for group meetings between representatives of the Fund and the members,

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Purchase of Shares (continued)
------------------------------------------------------------------------------
-

and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

     LETTER OF INTENT


     A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such Letter when placing
orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class
A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to
90
days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.


     DEFERRED SALES CHARGE ALTERNATIVES

     "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares;
(b)
Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their

Smith Barney Fundamental Value Fund Inc.

------------------------------------------------------------------------------
-
Purchase of Shares (continued)
------------------------------------------------------------------------------
-

purchase; or (d) with respect to Class C shares and Class A shares that are CDSC shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of Shares--Smith Barney 401(k) Program."

Year Since Purchase
Payment Was Made                                                       CDSC
============================================================================
====
    First                                                              5.00%
    Second                                                             4.00%
    Third                                                              3.00%
    Fourth                                                             2.00%
    Fifth                                                              1.00%
    Sixth                                                              0.00%
    Seventh                                                            0.00%
    Eighth                                                             0.00%
============================================================================
====

     Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney Shearson Short-Term World Income Fund (the "Short-Term World Income Fund") on July 15, 1994 and who subsequently exchanged those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for
Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in

Smith Barney Fundamental Value Fund Inc.

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Purchase of Shares (continued)
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-

writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares Conversion Feature."

     The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see below) (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7,
1994);
(c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2;
(e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

Smith Barney Fundamental Value Fund Inc.

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Purchase of Shares (continued)
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     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


     SMITH BARNEY 401(K) PROGRAM

     Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section 401(a) of the Code. To the extent applicable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

     The Fund offers to Participating Plans Class A, Class B, Class C and
Class
Y shares as investment alternatives under the Smith Barney 401(k) Program.
Class
A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those shares available to other investors, Class
Y shares acquired through the Smith Barney 401(k) Program will not be subject to any initial sales charge, CDSC or service or distribution fee. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to $4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual Funds. Class A shares acquired through the Smith Barney 401(k) Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

     Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith
Barney
Mutual Funds. Class B shares acquired through the Smith Barney 401(k) Program are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

     Eight years after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, it will be offered the opportunity to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth

Smith Barney Fundamental Value Fund Inc.

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Purchase of Shares (continued)
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-

anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

     Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith
Barney Mutual Funds. Class C shares acquired through the Smith Barney 401(k) Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the
Participating Plan first enrolled in the Smith Barney 401(k) Program. Each year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March. Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Fund but instead may acquire Class A shares of the Fund. Class C shares not converted will continue to be subject to the distribution fee.

     Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fee, sales charge or CDSC to any Participating Plan that purchases $5,000,000 or more of Class Y shares of one or more funds of the Smith
Barney Mutual Funds.

     No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net

Smith Barney Fundamental Value Fund Inc.

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Purchase of Shares (continued)
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asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a)
the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.


     Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program must purchase such shares directly from First Data. For further information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.


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Exchange Privilege
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--

     Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A,
Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

FUND NAME
------------------------------------------------------------------------------
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Growth Funds


       Smith Barney Aggressive Growth Fund, Inc.
       Smith Barney Appreciation Fund Inc.
       Smith Barney Growth Opportunity Fund
       Smith Barney Managed Growth Fund
       Smith Barney Natural Resources Fund Inc.

Smith Barney Fundamental Value Fund Inc.

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--
Exchange Privilege (continued)
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       Smith Barney Special Equities Fund
       Smith Barney Telecommunications Growth Fund
       Smith Barney World Funds, Inc. -- European Portfolio
       Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Growth and Income Funds

       Smith Barney Convertible Fund

       Smith Barney Growth and Income Fund
       Smith Barney Premium Total Return Fund
       Smith Barney Strategic Investors Fund
       Smith Barney Utilities Fund
       Smith Barney World Funds, Inc. -- International Balanced Portfolio

Income Funds

    ** Smith Barney Adjustable Rate Government Income Fund
       Smith Barney Diversified Strategic Income Fund
     * Smith Barney Funds, Inc. -- Income Return Account Portfolio Smith Barney Funds, Inc. -- Monthly Payment Government Portfolio
   +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities
Portfolio
       Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio

       Smith Barney Global Bond
       Smith Barney Government Securities Fund
       Smith Barney High Income Fund
       Smith Barney Investment Grade Bond Fund

       Smith Barney Managed Governments Fund Inc.
       Smith Barney World Funds, Inc. -- Global Government Bond Portfolio

International Funds

       Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
       Smith Barney World Funds, Inc. -- European Portfolio
       Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney Fundamental Value Fund Inc.

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Exchange Privilege (continued)
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Municipal Bond Funds

       Smith Barney Arizona Municipals Fund Inc.
       Smith Barney California Municipals Fund Inc.
       Smith Barney Florida Municipals Fund
     * Smith Barney Intermediate Maturity California Municipals Fund
     * Smith Barney Intermediate Maturity New York Municipals Fund Smith Barney Managed Municipals Fund Inc.
       Smith Barney Massachusetts Municipals Fund

     * Smith Barney Muni Funds -- Florida Limited Term Portfolio
       Smith Barney Muni Funds -- Florida Portfolio
       Smith Barney Muni Funds -- Georgia Portfolio
     * Smith Barney Muni Funds-- Limited Term Portfolio
       Smith Barney Muni Funds-- National Portfolio
       Smith Barney Muni Funds-- New York Portfolio
       Smith Barney Muni Funds-- Ohio Portfolio
       Smith Barney Muni Funds-- Pennsylvania Portfolio
       Smith Barney New Jersey Municipals Fund Inc.

       Smith Barney Oregon Municipals Fund
       Smith Barney Tax-Exempt Income Fund

Money Market Funds
     + Smith Barney Exchange Reserve Fund
    ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
    ++ Smith Barney Money Funds, Inc. -- Government Portfolio
   *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
   +++ Smith Barney Municipal Money Market Fund, Inc.
   +++ Smith Barney Muni Funds -- California Money Market Portfolio
   +++ Smith Barney Muni Funds -- New York Money Market Portfolio
============================================================================
====

  * Available for exchange with Class A, Class C and Class Y shares of the
Fund.

 ** Available for exchange with Class A, Class B and Class Y shares of the
Fund.
    In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of
    this fund.

*** Available for exchange with Class A shares of the Fund.

  + Available for exchange with Class B and Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith
    Barney 401(k) Program may exchange those shares for Class C shares of this fund.

+++ Available for exchange with Class A and Class Y shares of the Fund.

     Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the

Smith Barney Fundamental Value Fund Inc.

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Exchange Privilege (continued)
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exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

     Class B Exchanges. In the event a Class B shareholder (unless such shareholder was a Class B shareholder of the Short-Term World Income Fund on July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

     Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon

Smith Barney Fundamental Value Fund Inc.

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Exchange Privilege (continued)
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receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

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Redemption of Shares
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     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.


     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the seventh day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940 ("1940 Act") in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.


     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

Smith Barney Fundamental Value Fund Inc.

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--
Redemption of Shares (continued)
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--

     Smith Barney Fundamental Value
     Fund Inc. Class A, B, C or Y (please specify)

     c/o First Data Investor Services Group, Inc.

     P.O. Box 91340 Boston, Massachusetts 02205-9134


     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a redemption request, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal
Reserve System or member firm of a national securities exchange. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.


     AUTOMATIC CASH WITHDRAWAL PLAN

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $100 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed
2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

Smith Barney Fundamental Value Fund Inc.

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Minimum Account Size
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     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

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Performance
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--

From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications. The
Fund will include performance data for Class A, Class B, Class C and Class Y shares in any advertisement or information including performance data of the Fund.

Smith Barney Fundamental Value Fund Inc.

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Management of the Fund
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--

     BOARD OF DIRECTORS

     Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains general background information regarding each Director and executive officer of the Fund.

     INVESTMENT ADVISOR AND ADMINISTRATOR


     SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser and administrator. SBMFM (through its predecessor entities) has been in the investment counseling business since 1940 and renders investment management and administration services to a wide variety of individual, institutional and investment company clients having aggregate assets under management as of November 30, 1995 in excess of $71 billion.


     Subject to the supervision and direction of the Fund's Board of Directors,
SBMFM manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. Under an investment advisory agreement, the Fund pays SBMFM a monthly fee at the annual rate of 0.55% of the value of its average daily net assets.

     PORTFOLIO MANAGEMENT

     John G. Goode, President and Chief Executive Officer of Davis Skaggs Investment Management, a division of SBMFM, has served as Vice President and Investment Officer of the Fund since November 1990 and manages the day-to-day operations of the Fund, including making all investment decisions.


     Mr. Goode's management discussion and analysis of the Fund's performance during the fiscal year ended September 30, 1995 is included in the Fund's Annual
Report to Shareholders dated September 30, 1995. The Fund's Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

Smith Barney Fundamental Value Fund Inc.

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--
Distributer
------------------------------------------------------------------------------
--

     Smith Barney is located at 388 Greenwich Street, New York, New York
10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of
0.25% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and the proceeds of the CDSC.

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Additional Information
------------------------------------------------------------------------------
--


     The Fund was originally incorporated under the laws of the State of Washington on March 17, 1981, and is registered with the SEC as a diversified, open-end management investment company. On January 27, 1995 shareholders approved the reincorporation of the Fund as a Maryland corporation which subsequently occurred on May 24, 1995.

Smith Barney Fundamental Value Fund Inc.

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--
Additional Information (continued)
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     The Fund currently offers shares of common stock classified into four Classes, A, B, C and Y. Each Class of shares represents an identical pro rata interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     The Fund is not required to hold annual meetings, however the Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

     PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania serves as custodian of the Fund's investments.


     First Data, located at Exchange Place, Boston, Massachusetts, serves as the
Fund's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. When the Fund's annual report is combined with the Prospectus into a single document, the Fund will mail the combined document to each shareholder to comply with legal requirements. Any shareholder who does not want this consolidation to apply to his or her account should contact his or her
Smith Barney Financial Consultant or First Data.

                                                                    SMITH
BARNEY
                                                                    ----------
--

                                             A Member of Travelers Group
[LOGO]





















                                                                    Smith
Barney

Fundamental

Value
                                                                       Fund
Inc.


                                                            388 Greenwich
Street
                                                        New York, New York
10013





                                                                     FD0206
1/96


SMITH BARNEY
FUNDAMENTAL VALUE FUND INC.
388 Greenwich Street - New York, New York 10013
 (212) 723-9218

STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 1, 1996

	This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Smith Barney Fundamental Value Fund Inc. (the "Fund"), dated February 1, 1996, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus.
The Fund's Prospectus may be obtained from any Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

TABLE OF CONTENTS

	For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional Information, except where shown below.

Management of the Fund							1
Investment Objective and Management Policies					5
Purchase of Shares								16
Redemption of Shares								16
Distributor									17
Valuation of Shares								19
Exchange Privilege								19
Performance Data (See in the Prospectus "Performance")			20
Taxes (See in the Prospectus "Dividends, Distributions and Taxes")
	22
Additional Information								25
Financial Statements								25



MANAGEMENT OF THE FUND

	The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:

Name
	Service

Smith Barney Inc.								Distributor
("Smith Barney")
Smith Barney Mutual Funds Management Inc.
 ("SBMFM")								Investment Adviser
								 	and Administrator
PNC Bank, National Association ("PNC")					Custodian
First Data Investors Group, Inc.(Formerly The Shareholder
Services Group Inc.)("First Data"), a subsidiary of First
Data Corporation							Transfer Agent

	These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional Information.

Directors and Executive Officers of the Fund

	The Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are set forth below. Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

	Lloyd J. Andrews, age 74, Director. Private investor; Director of North Coast Life Insurance Company and Flow Systems, Inc.; Past Vice Chairman and Director of Chem-Nuclear Systems, Inc. His address is East 10110 Green Bluff Road, Mead, Washington 98021.

	Robert M. Frayn, Jr., age 60, Director. President and Director of Book Publishing Company. His address is 201 Westlake No., Seattle, Washington 98109.

	Leon P. Gardner, age 66, Director. Private investor; Chairman of Fargo's Pizza Company. His address is 2310 N.E. Blue Ridge Drive, Seattle, Washington 98117.

	Howard J. Johnson, age 56, Director. President and Chairman of Howard Johnson & Co., an actuary and pension consultant; Secretary and Director of Wurts Johnson and Company; Director of Spring Street Securities, Inc.; Director of Rainier Trust Company; Director ex-officio of American Society of Pension Actuaries. His address is Suite 370, 375 Park Avenue, New York, New York 10152.

	David E. Maryatt, age 58, Director. Director of ALS Co., a textile rental services firm; Private Investor. His address is 771 Valley Street, Seattle, Washington 98109.

	*Heath B. McLendon, age 61, Chairman of the Board and Investment
Officer.
Managing Director of Smith Barney and Chairman of the Board of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"); Vice Chairman of Shearson Asset Management; a Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.

	Frederick O. Paulsell, age 55, Director. Olympic Capital Partners. His address is 1325 Fourth Avenue Suite 1900, Seattle, Washington 98101.

	Jerry A. Viscione, age 50, Director. Dean of Albers School of Business and
Economics, Seattle University. His address is 3480 Northeast 155 Street, Seattle, Washington 98155.

	Julie W. Weston, age 51, Director. Attorney; prior to 1987, Secretary and
General Counsel of Skinner Corporation, a distributor of consumer and industrial products. Her address is 416 34th Avenue, Seattle, Washington 98122.

	Jessica M. Bibliowicz, age 36, President. Executive Vice President of
Smith
Barney; prior to January 1994, Director of Marketing and Sales of Prudential Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

	Lewis E. Daidone, age 38, Senior Vice President and Treasurer. Managing Director of Smith Barney; Director and Senior Vice President of SBMFM. His address is 388 Greenwich Street, New York, New York 10013.

	John G. Goode, age 51, Vice President and Investment Officer. President and
Chief Executive Officer of Davis Skaggs Investment Management, a division of SBMFM. His address is One Sansome Street, 38th Floor, San Francisco,
California
94104.

	Peter Hable, age 37 Investment Officer. Investment Officer of SBMFM. His address is One Sansome Street, 38th Floor, San Francisco, California 94104.

	Christina T. Sydor, age 44, Secretary. Managing Director of Smith
Barney;
General Counsel and Secretary of SBMFM. Her address is 388 Greenwich Street,
New
York, New York 10013.

No officer, director or employee of Smith Barney or of its parent or any subsidiary receives any compensation from the Fund for serving as an officer or
Director of the Fund. The Fund pays each Director who is not an officer or employee of Smith Barney or any of its affiliates a fee of $3,000 per annum plus
$500 for each Board meeting attended and reimburses them for travel and out-of-pocket expenses. During the fiscal year ended September 30, 1995, such fees and expenses totalled $35,000.



For the calendar year ended December 31, 1995, the Directors of the Fund were paid the following compensation:

								Compensation
			Aggregate Compensation 		from all Smith Barney
			Director from the Fund			Mutual Funds

Lloyd J. Andrews 		$3,850				$3,850
Robert M. Frayn, Jr.		 3,750				 3,750
Leon P. Gardner		 3,850				 3,850
Howard J. Johnson		 3,850 				 3,850
David E. Maryatt		 3,750				 3,750
Heath B. McLendon		     -    				      -
Frederick O. Paulsell		 3,750				 3,750
Jerry A. Viscione		 3,850				 3,850
Julie W. Weston		 3,850				 3,850

Mr. McLendon also serves as trustee and/or director of 29 other mutual funds for which Smith Barney serves as distributor, all other Directors of this Fund do not serve as trustee and/or director of any other Smith Barney distributed fund.
As of October 31, 1995, the Directors and officers of the Fund, as a group, owned less than 1.00% of the outstanding common stock of the Fund.

Investment Adviser and Administrator -- SBMFM

	SBMFM serves as investment adviser to the Fund pursuant to an investment advisory agreement dated July 30, 1993 (the "Advisory Agreement"), which was first approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund or SBMFM, on April 7, 1993 and which was approved by shareholders on June 22, 1993. The services provided by SBMFM under the Advisory Agreement are described in the Prospectus under "Management of the Fund". SBMFM bears all expenses in connection with the performance of its services and pays the salary of any officer or employee who is employed by both it and the Fund. SBMFM is a wholly owned subsidiary of Smith
Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of
The Travelers Group Inc. ("Travelers"). As compensation for investment advisory services, the Fund pays SBMFM a fee, computed daily and paid monthly, at the annual rate of 0.55% of the value of the Fund's average daily net assets.
SBMFM
bears all of its expenses in connection with the performance of its services. For the fiscal years ended September 30, 1995, 1994 and 1993, the Fund incurred $4,135,113, $2,559,267 and $759,836, respectively, in investment advisory fees.

	SBMFM also serves as administrator to the Fund pursuant to a written agreement dated June 28, 1994 (the "Administration Agreement"), which was approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund or SBMFM, on June 28, 1994. The services provided by SBMFM under the Administration Agreement are described in the Prospectus under "Management of the Fund." SBMFM pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services. As compensation for administrative services rendered to the Fund, SBMFM receives a fee, computed daily and paid monthly, at the annual rate of 0.20% of the value of the Fund's average daily net assets.

	Certain services provided to the Fund by SBMFM pursuant to the Administration Agreement are described in the Prospectus under "Management of the Fund." In addition to those services, SBMFM pays the salaries of all officers and employees who are employed by both it and the Fund, maintains office facilities for the Fund, furnishes the Fund with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Fund, prepares reports to the Fund's shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. SBMFM bears all expenses in connection with the performance of its services.

	The Fund bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Smith Barney or SBMFM; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and corporate meetings.

	SBMFM has agreed that if in any fiscal year the aggregate expenses of the
Fund (including fees paid pursuant to the Advisory Agreement and Administration
Agreement, but excluding interest, taxes, brokerage fees paid pursuant to the Fund's services and distribution plan and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, SBMFM will, to the extent required by state law, reduce its management fees by such excess expense. Such fee reductions, if any, will be reconciled on a monthly basis. The most restrictive state expense limitation currently applicable to the Fund would require SBMFM to reduce its fees in any year that such excess expenses exceed 2.50% of the first $30 million of average daily net assets, 2.00% of the next $70 million of average daily net assets and 1.50% of the remaining average daily net assets. No such fee reduction was required for the fiscal years ended September 30, 1994, 1993 and 1992.

Counsel and Auditors

	Willkie Farr & Gallagher serves as legal counsel to the Fund. The Directors who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan as their legal counsel.

	Deloitte & Touche LLP, independent public accountants, 125 Summer
Street,
Boston, Massachusetts 02110, serve as auditors of the Fund and render an opinion on the Fund's financial statements annually.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The Prospectus discusses the Fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

	The Fund's primary investment objective is long-term capital growth. Current income is a secondary objective. The Fund seeks to achieve its objective through investment in common stocks and common stock equivalents, including preferred stocks and other securities convertible into common stocks. The Fund also invests to a lesser extent in bonds and other debt instruments. There is no guarantee that the Fund will achieve its investment objective.

	SBMFM places emphasis on securities which, in its judgment, are undervalued in the marketplace and, accordingly, have above-average growth potential. Undervaluation of a security can result from a variety of factors, such as a lack of investor recognition of (a) the underlying value of a company's fixed assets, (b) the value of a consumer or commercial franchise, (c) changes in the economic or financial environment particularly affecting a company, (d) new, improved or unique products or services, (e) new or rapidly expanding markets,
(f) changes in management of a company, (g) technological developments or advancements affecting a company or its products or (h) changes in governmental regulations, political climate or competitive conditions. In general, the Fund will invest in securities of companies which temporarily are unpopular among investors but which SBMFM regards as possessing favorable prospects for earnings growth and/or improvement in the value of their assets and, consequently, as having a reasonable likelihood of experiencing a recovery in market price. Secondary consideration will be given to a company's dividend record and the potential for an improved dividend return.

	Because securities markets typically are influenced (and, to some extent, dominated) by institutional investors, undervalued securities in which the Fund invests may tend to be those of less well-established companies or companies whose capitalizations are less than the capitalizations of larger, better-known companies. To the extent securities held in the Fund's portfolio do not attract investor interest, these investments may not participate in rising securities markets. By the same token, in many instances the selection of undervalued securities for investment may involve a smaller risk of capital loss because such lack of investor interest is reflected in the price of the securities at the time of purchase.

Foreign Securities and American Depository Receipts

	The Fund has the authority to invest up to 25% of its assets in foreign securities and American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by domestic banks representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on national securities exchanges or over-the-counter in the United States.

	Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies.
These
include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company issuing them than is available about a domestic company and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well.

Lending of Portfolio Securities

	As discussed in the Prospectus, the Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of the Fund's total assets. The Fund may not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government securities"), which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith
Barney, and which is acting as a "finder."

	In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities, as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan;
and
(f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of
Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

Money Market Instruments

	As stated in the Prospectus, the Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include:
U.S.
government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

	Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks. Time Deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

	Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amounts of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

	Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation.
Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.
CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

	Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal
Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the
Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

	In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SBMFM will carefully evaluate such investments on a case-by-case basis.

	Savings and loan associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.

Options, Futures and Currency Strategies.

	The Fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund. There can be no assurance that such efforts will succeed.

	In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions due not exceed 5% of the liquidation value of the Fund's assets. The Fund, however, does not intend to use such instruments for non-hedging purposes. To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purpose or sale of a foreign currency against the U.S.
dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the portfolio anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the investment manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency the investment manager expects to decline in an amount approximating the value of some or all of the Fund's securities denominated in that currency, or when the investment manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Fund are denominated ("cross hedging"). The Fund's custodian places cash or U.S. Government securities or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate amount of the
Fund's commitments under forward contract entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Fund's commitments with respect to such contracts.

	For hedging purposes, the Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the investment manager intends to include in its portfolio. The Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

	The Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund's is obligated as a writer. A call option written by the Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

	Although the portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the investment manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Taxes."

Options on Securities

	As discussed more generally above, the Fund may engage in the writing of covered call options. The Fund may also purchase put options and enter into closing transactions.

	The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

	Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

	The Fund may write (a) in-the-money call options when SBMFM expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when SBMFM expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when SBMFM expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

	So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options
Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges or in the over-the-counter market. The Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

	The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

	Although the Fund generally will purchase or write only those options for which SBMFM believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

	Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of SBMFM and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

	In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery.
By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

	Although SBMFM will attempt to take appropriate measures to minimize the risks relating to the Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options

	As described generally above, the Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

	Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(b)
a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

	The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the
Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to SBMFM's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts

	As described generally above, the Fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade. These investments may be made by the Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions and not for purposes of speculation. In entering into transactions involving futures contracts and options on futures contracts, the Fund will comply with applicable requirements of the Commodities Futures Trading Commission (the "CFTC") which require that its transactions in futures and options be engaged in for "bona fide hedging" purposes or other permitted purposes, provided that aggregate initial margin deposits and premiums required to establish positions other than those considered by the CFTC to be "bona fide hedging" will not exceed 5.00% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

	The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

	No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

	There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of SBMFM to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

	Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Investment Restrictions

	The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 9 cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Fund's Board of Directors at any time. The Fund may not:

	1.  With respect to 75% of the value of its total assets, invest  more than
5% of its total 	assets in securities of any one issuer, except securities
issued or guaranteed by the U.S. 	government, or purchase more than 10% of
the
outstanding voting securities of such 	issuer.

	2. Issue senior securities as defined in the 1940 Act and any rules and orders thereunder, except insofar as the Fund may be deemed to have issued senior securities by reason of : (a) borrowing money or purchasing securities on a when-issued or delayed-delivery basis; (b) purchasing or selling futures contracts and options on future contracts and other similar instruments; and (c) issuing separate classes of share

	3. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4. Borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

	5. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

	6. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options and options on securities is not considered to be the purchase of a security on margin.

	7. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this shall not prevent the Fund from: (a) investing in real estate investment trust securities traded on the New York Stock Exchange, Inc. ("NYSE"), American Stock Exchange or the National Association of Securities Dealers, Inc.'s Automated Quotation System; (b) investing in securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; or (c) holding or selling real estate received as a result of a default on securities it holds.

	8. Make loans of its funds or securities. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities as described in the Prospectus and this Statement of Additional Information under "Investment Objective and Management Policies."

	9. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof or engage in transactions involving futures contracts and related options, except as permitted under the Fund's investment goals and policies, as set forth in the current Prospectus and the Statement of Additional Information.

	10. Invest more than 5.00% of the value of the Fund's total assets in the securities of any issuer which has been in continuous operation for less than three years. This restriction does not apply to U.S. government securities.

	11. Invest in other open-end investment companies (except as part of a merger, consolidation, reorganization or acquisition of assets). This restriction does not apply to investment in closed-end, publicly traded investment companies.

	12. Invest in interests in oil, gas or other mineral exploration or development programs (except that the Fund may invest in the securities of issuers which operate, invest in or sponsor such programs).

	13. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any officer or Director of the Fund or of SBMFM owns beneficially more than 1/2 of 1.00% of the outstanding securities of such issuer and the persons so owning more than 1/2 of 1.00% of such securities together own beneficially more than 5.00% of such securities.

	14. Purchase warrants if, thereafter, more than 2.00% of the value of the
Fund's net assets would consist of such warrants, but warrants attached to other securities or acquired in units by the Fund are not subject to this restriction.

	15. Purchase or otherwise acquire any security if, as a result, more than
15% of its net assets would be invested in securities that are illiquid.

	16. Invest in any company for the purpose of exercising control or management.

	17.  Purchase or sell real estate limited partnership interests.

	Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in those practices would require Board approval. If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of the restriction. The Fund may make commitments more restrictive than the fundamental restrictions listed above so as to permit the sale of Fund shares in certain states. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states involved.

Portfolio Turnover

	While the Fund does not intend to trade in securities for short-term profits, securities may be sold without regard to the amount of time they have been held by the Fund when warranted by the circumstances. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a year by the monthly average value of portfolio securities for the year. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once during a period of one year. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized short-term investment gain will be taxed to shareholders as ordinary income. For the 1995 1994 and 1993, fiscal years, the Fund's portfolio turnover rates were 45%, 108% and 111%, respectively.

Portfolio Transactions

	Decisions to buy and sell securities for the Fund are made by SBMFM, subject to the overall supervision and review of the Fund's Board of Directors.
Portfolio securities transactions for the Fund are effected by or under the supervision of SBMFM.

	Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There generally is no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. For the fiscal years ended September 30, 1995, 1994, 1993, and 1992, the Fund paid total brokerage commissions of $953,849, $1,334,383, $531,478 and $218,116 respectively.

	In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Advisory Agreement between the Fund and SBMFM provides that, in assessing the best overall terms available for any transaction, SBMFM shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes SBMFM, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which SBMFM or an affiliate exercises investment discretion.

	The Fund's Board of Directors periodically will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. SBMFM's fee under the Advisory Agreement is not reduced by reason of SBMFM's receiving such brokerage and research services. Further, Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

	The Fund's Board of Directors has determined that any portfolio transaction for the Fund may be executed through Smith Barney if, in SBMFM's judgment, the use of Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if in the transaction, Smith
Barney charges the Fund a commission rate consistent with those charged by Smith
Barney to comparable unaffiliated customers in similar transactions. In addition, under rules recently adopted by the SEC, Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (i) the Board of Directors has expressly authorized Smith Barney to effect such transactions; and (ii) Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions. For the fiscal years ended September 30, 1995, 1994, 1993 and 1992, the Fund paid $12,132, $3,000, $21,074, and $30,000, respectively, in brokerage commissions to
Smith Barney (formerly Shearson Lehman Brothers.) For the 1993 fiscal year, Smith Barney received 0.2% of the brokerage commissions paid by the Fund and effected none of the total dollar amounts of the Fund's transactions involving the payment of brokerage commissions.

	While investment decisions for the Fund are made independently from those of the other accounts managed by SBMFM, or certain affiliates of SBMFM, investments of the type the Fund may make also may be made by such other accounts. In such instances, available investments or opportunities for sales will be allocated in a manner believed by SBMFM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

PURCHASE OF SHARES

Volume Discounts

	The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

	Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other funds of the Smith Barney Mutual Funds that are offered with an initial sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders.
For further information regarding the combined right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

	The Fund offers its shares to the public on a continuous basis. The public offering price for Class A shares of the Fund is equal to the net asset value per share at the time of purchase plus an initial sales charge based on the aggregate amount of the investment. The public offering price for Class B, Class
C and Class Y shares (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares, and of Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency, as determined by the SEC, exists so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distributions in Kind

	If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or
1.00%
of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $100 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

DISTRIBUTOR

	Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a written agreement dated July 30, 1993 (the "Distribution Agreement") which was most recently approved by the Fund's Board of Directors on
September 13, 1994. For the fiscal years ended September 30, 1995, 1994 and 1993, Smith Barney and/or Shearson Lehman Brothers received $808,600, $793,438 and $568,544, respectively, in sales charges from the sale of Class A shares and did not reallow any portion thereof to dealers. For the period of November 6, 1992 (commencement of operations -- Class B) through September 30, 1993, and the fiscal year ended September 30, 1995, 1994, Smith Barney (formerly Shearson Lehman Brothers) received $820,900 $36,283 and $656,110, respectively, representing CDSC fees on redemptions of the Fund's Class B shares.

	When payment is made by the investor before settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Fund's Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

Distributions Arrangements

	To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney a distribution fee with respect to the Class B and Class C shares primarily intended to compensate Smith Barney for its initial expense of paying financial consultants a commission upon sales of Class B shares. The Class B and Class C distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

	For the period from November 6, 1992 through September 30, 1993, the
Fund's
Class A and Class B shares incurred $221,295 and $103,220, respectively, in service fees. For the period from August 10, 1993 through September 30, 1993, the Fund incurred $96 in service fees for its Class C shares. For the fiscal year ended September 30, 1994, the Fund's Class A, Class B and Class C shares incurred $369,623, $791,709 and $1,971, respectively, in service fees. In addition, Class B and Class C shares pay a distribution fee primarily intended to compensate Smith Barney for its initial expense of paying its Financial Consultants a commission upon the sale of its Class B and Class C shares. These distribution fees are calculated at the annual rate of .75% of the value of the average daily net assets attributable to the respective Class. For the period from November 6, 1992 through September 30, 1993, and the fiscal year ended September 30, 1994, the Fund's Class B shares incurred $309,660 and $2,375,126, respectively, in distribution fees. For the same periods, the Fund's Class C shares incurred $289 and $5,914, respectively, in distribution fees.

	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Fund's Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent Directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a class of the Fund (a "Class") at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

	Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

	Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the
Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Fund's Board of Directors.

EXCHANGE PRIVILEGE

	Except as noted below and in the Prospectus, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

	A. Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any the other funds, and the sales charge differential, if any will be applied. Class A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.

	B. Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied.

	C. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates, and conversion periods, will be deemed to have been held since the date the shares being exchange were deemed to be purchased.

	Dealers other than Smith Barney must notify First Data of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney
High
Income Fund under paragraph B above.

	The exchange privilege enables shareholders to acquire shares of the same
Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

	From time to time, the Fund may quote total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the
Fund's shares. Such performance information may include the following industry and financial publications: Barrons', Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P(1 + T)(N) = ERV

	Where:	P	=	a hypothetical initial payment of $1,000.
	T		=	average annual total return.
	n		=	number of years.
	ERV		=	Ending Redeemable Value of a hypothetical $1,000
investment
				made at the beginning of the 1-, 5- or 10-year period
at the
end 					of the 1-, 5- or 10-year period (or fractional
portion
thereof), 					assuming reinvestment of all dividends and
distributions.

Class A's average annual total return was as follows for the periods indicated:

19.94% for the one-year period from October 1, 1994 through September 30, 1995;
19.11% for the five-year period from October 1, 1990 through September 30, 1995;
19.34% for the ten-year period from October 1, 1985 through September 30, 1995.

	The average annual total return figures assume that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge of 5.00% had not been deducted at the time of purchase, the average annual total return for the same periods would have been 4.92%, 10.86%, and 12.63% respectively.

Class B's average annual total return was as follows for the periods indicated:

19.19% for the one-year period from October 1, 1994 through September 30, 1995.
22.82% for the period from November 6, 1992 (commencement of operations) through
September 30, 1995.

	The average annual total return figures assume that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge of 5.00% had not been deducted at the time of purchase, the average annual total return for the same periods would have been 4.21%, and 13.87%, respectively.

Class C's average annual total return was as follows for the period indicated:

19.33% for the one-year period from October 1, 1994 through September 30, 1995.
2.07% for the period from August 10, 1993 (commencement of operations) through September 30, 1995

Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

	AGGREGATE TOTAL RETURN =ERV-P
						P

	Where:	P	=	a hypothetical initial payment of $10,000.
	ERV		=	Ending Redeemable Value of a hypothetical $10,000
investment
				made at the beginning of the 1-, 5- or 10-year period
at the
end 					of the 1-, 5- or 10-year period (or fractional
portion
thereof), 					assuming reinvestment of all dividends and
distributions.

     Class A's aggregate total return was as follows for the periods indicated:

19.94% for the one-year period from October 1, 1994 through September 30, 1995;
19.11% for the five-year period from October 1, 1990 through September 30, 1995;
13.34% for the ten-year period from October 1, 1984 through September 30, 1994.

	These aggregate total return figures do not assume that the maximum
5.00%
sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had been deducted at the time of purchase, the Class A shares aggregate total return for the same periods would have been 13.94%, 17.90% and 12.76%, respectively.

Class B's aggregate total return was as follows for the periods indicated:

19.19% for the one-year period beginning on October 1, 1994 through September 30, 1995;
52.55% for the period beginning November 6, 1992 (commencement of operations)
through 	September 30, 1995

Class B's aggregate total return figures assume that the maximum applicable CDSC has not been deducted from the investment at the time of purchase. If the maximum applicable CDSC had been reflected, Class B's aggregate total return for the same periods would have been 14.19% and 49.55%, respectively.

Class C's aggregate total return was as follows for the period indicated:

19.33% for the period from October 1, 1993 through September 30, 1995.

27.74% for the period from August 10, 1993 (commencement of operations)
through
September 30, 	1995.

	Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

	It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

TAXES

	The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

	The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided the Fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders. Although the Fund expects to be relieved of all or substantially all Federal, state, and local income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gain available for distribution to shareholders. All of a shareholder's dividends and distributions payable by the Fund will be reinvested automatically in additional shares of the same Class of the Fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.

	Gain or loss on the sale of a security by the Fund generally will be long-term capital gain or loss if the Fund has held the securities for more than one year. Gain or loss on the sale of securities held for not more than one year will be short-term. If the Fund acquires a debt security at a substantial discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain to the extent it reflects accrued market discount.

	Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that the Fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. The Federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt-financed or are deemed to have been held for less than 46 days.

	Foreign countries may impose withholding and other taxes on dividends and interest paid to the Fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the United States to reduce or eliminate such taxes. Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the Fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

	If a shareholder (a) incurs a sales charge in acquiring or redeeming shares of the Fund, and (b) disposes of those shares and acquires within 90 days after the original acquisition shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition.
This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

	Investors considering buying shares of the Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

	If a shareholder fails to furnish a correct taxpayer identification number, fails to report his or her dividend or interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number, and that he or she is not subject to such withholding, the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

	Options Transactions. The tax consequences of options transactions entered into by the Fund will vary depending on the nature of the underlying security and whether the "straddle" rules, discussed separately below, apply to the transaction. When the Fund writes a call or put option on an equity or debt security, it will receive a premium that will, subject to the "section 1256 contract" and straddle rules discussed below, be treated as follows for tax purposes. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be short-term capital gain or loss, except that any loss on a "qualified" covered call option not treated as part of a straddle may be treated as long-term capital loss. If a call option written by the Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by the Fund is exercised, the amount of the premium will reduce the tax basis of the security the Fund then purchases.

	The Code imposes a special "mark-to-market" system for taxing section
1256
contracts which include options on nonconvertible debt securities (including U.S. government securities). In general, gain or loss with respect to section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. Provided section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and unrealized year-end gain or loss from these investment positions (including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions are actually held by the Fund.

	In order to continue to qualify as a regulated investment company, the Fund may have to limit its transactions in section 1256 contracts.

	Straddles. The Code contains rules applicable to "straddles," that is, "offsetting positions in actively traded personal property." Such personal property includes offsetting puts of the same class, section 1256 contracts or other investment contracts. Where applicable, the straddle rules generally override the other provisions of the Code. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions
(although
certain covered call options would not be treated as part of a straddle). The Fund is authorized to enter into covered call and covered put positions. Depending on what other investments are held by the Fund, at the time it enters into one of the above transactions, the Fund may create a straddle for purposes of the Code.

	If two (or more) positions constitute a straddle, recognition of a realized loss from one position (including a marked-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized.

	If the Fund chooses to identify a particular offsetting position as being one component of a straddle, a realized loss on any component of the straddle will be recognized no earlier than upon the liquidation of all of the components of the straddle. Special rules apply to "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If the Fund makes certain elections, the section 1256 contract components of such mixed straddles will not be subject to the 60%/40%
mark-to-market rules. If any such election is made, the amount, the nature (as long- or short-term) and the timing of the recognition of the Fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.

	Wash Sales. "Wash sale" rules will apply to prevent the recognition of loss with respect to a position where an identical or substantially identical position is or has been acquired within a prescribed period.

	The foregoing is only a summary of certain Federal tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

	The Fund was originally incorporated under the laws of the State of Washington on March 17, 1981, under the name Foster & Marshall Growth Fund, Inc. On May 22, 1984, December 18, 1987, November 21, 1989, August 12, 1992,
August 17, 1993 and October 14, 1994, the Fund changed its name to Shearson Fundamental Value Fund Inc., Shearson Lehman Fundamental Value Fund Inc., SLH Fundamental Value Fund Inc., Shearson Lehman Brothers Fundamental Value Fund Inc., Smith Barney Shearson Fundamental Value Fund Inc., and Smith Barney Fundamental Value Fund Inc. Without changing its name the Fund was reincorporated as a Maryland corporation on May 24, 1995.

	PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, and serves as the custodian of the Fund. Under its agreement with the Fund, PNC holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

	First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Fund's transfer agent. Under the transfer agency agreement, First
Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

	The Fund's Annual Report for the fiscal year ended September 30, 1995 is incorporated herein by reference in its entirety.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

PART C

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

		Included in Part A:

			Financial Highlights

		Included in Part B:

   The Registrant's Annual Report for the fiscal year ended September 30, 1995 and the
Report of Independent Accountants is incorporated by reference to the filing of such report pursuant to Rule 30b2-1 under the Investment Company Act of 1940 as filed with the Securities and Exchange Commission on January 11, 1996 (Accession # 0000091155-
96-000013).

		Included in Part C:

		   Consent of Independent Accountants
(b)	Exhibits

All references are to the Registrant's registration statement on Form N-1A as filed with the Securities and Exchange Commission ("SEC"), File Nos. 2-71469 and 811-3158 (the
"Registration Statement").

(1)(a)	Registrant's Articles of Incorporation dated May 13, 1994 are incorporated by
reference to post-effective amendment no. 27 to the Registration Statement as filed with the SEC on May 26, 1995 ("Post-Effective Amendment No. 27").

(1)(b)	Registrant's Articles of  Amendment dated May 24, 1995 is filed herein.

 (2)	Registrant's By-Laws are incorporated by reference to Post-Effective
Amendment
No. 27.

(3)	Inapplicable.

(4)(a)	Registrant's form of stock certificate relating to Class A shares are
incorporated by
reference to Post-Effective Amendment No. 27.

(4)(b)	Registrant's form of stock certificate relating to Class B shares are
incorporated by
reference to Post-Effective Amendment No. 27.

(4)(c)	Registrant's form of stock certificate relating to Class C shares are
incorporated by
reference to Post-Effective Amendment No. 27.

(4)(d)	Registrant's form of stock certificate relating to Class Y shares are
incorporated by
reference to Post-Effective Amendment No. 27.

(5)	Form of Investment Advisory Agreement with Smith Barney Mutual Funds
Management Inc. is incorporated by reference to Post-Effective Amendment No.
27.

(6)	Form of Distribution Agreement between the Registrant and Smith Barney
Inc.
is
incorporated by reference to Post-Effective Amendment No. 27.

(7)	Inapplicable.

(8)	Custodian Agreement with PNC Bank, National Association to is incorporated
by
reference to Post-Effective Amendment No. 27.

(9)(a)	Form of Transfer Agency Agreement between the Registrant and The
Shareholder
Services Group Inc. is filed herein.

(9)(b)	Form of Consent to Assignment between the Registrant and The
Shareholders
Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 27.

(9)(d)	Form of Administration Agreement between the Fund and Smith Barney
Mutual
Funds Management Inc. is incorporated by reference to Post-Effective Amendment No. 27.

(10)	Opinion of  Maryland Counsel is incorporated by reference to Post-
Effective
Amendment No. 27.

 (11)	Consent of Independent Accountants is filed herein.

(12)	Inapplicable.

(13)	Inapplicable.

(14)	Prototype Self-Employed Retirement Plan is incorporated by reference to
Post-
Effective Amendment No. 10 to the Registration Statement as filed with the SEC.

(15)	Services and Distribution Plan between the Registrant and Smith Barney
Inc.
is
incorporated by reference to Post-Effective Amendment No. 27.

(16)	Performance Data is incorporated by reference to Post-Effective
Amendment
No.
11.

 (17)	Inapplicable.

 (18)	Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is filed herein.

Item 25.	Persons Controlled by or Under Common Control with Registrant

	Not applicable.

Item 26.	Number of Holders of Securities

(1)	(2)

	Number of Record Title of Class Holders as of December 31, 1995

Common Stock par value $.001 per share

Class A Shares			35,604
Class B Shares			55,378
Class C Shares			 2,528
Class Y Shares		       	  0

Item 27.	Indemnification
	The response to this item is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC.

Item 28(a).	Business and Other Connections of Investment Adviser

Investment Adviser - - Smith Barney Mutual Funds Management Inc. Smith Barney Mutual Funds Management Inc. ("SBMFM"), formerly known as Smith, Barney Advisers, Inc.,) was incorporated in December 1968 under the laws of the State of
Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of The Travelers Inc. (formerly known as Primerica Corporation)
("Travelers"). SBMFM is registered as an investment adviser under the Investment
Advisers Act of 1940 (the "Advisers Act"). The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of
FORM
ADV filed by SBA pursuant to the Advisers Act (SEC File No. 801-8314).

Smith Barney Asset Management, Inc., ("SBAM") through its predecessors, has been in the investment counseling business since 1940 and is a division of SBMFM. SBMFM was incorporated in 1968 under the laws of the state of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. (formerly known as Smith Barney Shearson Holdings Inc.), which is in turn a wholly owned subsidiary of The Travelers
Inc. (formerly know as Primerica Corporation) ("Travelers").

The list required by this Item 28 of officers and directors of SBMFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Prior to the close of business on July 30, 1993 (the "Closing"), Shearson
Asset
Management, a member of the Asset Management Group of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"), served as the Registrant's investment adviser. On the
Closing, Travelers and Smith Barney Inc.  (formerly known as Smith Barney
Shearson
Inc.) acquired the domestic retail brokerage and asset management business of Shearson
Lehman Brothers which included the business of the Registrant's prior investment adviser. Shearson Lehman Brothers was a wholly owned subsidiary of Shearson Lehman
Brothers Holdings Inc. ("Shearson Holdings"). All of the issued and outstanding common stock of Shearson Holdings (representing 92% of the voting stock) was held by
American Express Company. Information as to any past business vocation or employment of a substantial nature engaged in by officers and directors of Shearson
Asset Management can be located in Schedules A and D of FORM ADV filed by Shearson Lehman Brothers on behalf of Shearson Asset Management prior to July 30,
1993. (SEC FILE NO. 801-3701)

Item 29.	Principal Underwriters

Item 29.  Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as distributor for Smith
Barney Managed Municipals Fund Inc., Smith Barney
California Municipals Fund Inc., Smith Barney
Massachusetts Municipals Fund, Smith Barney Aggressive
Growth Fund Inc.,
Smith Barney Appreciation Fund Inc., Smith Barney  Principal
Return Fund,
Smith Barney Managed Governments Fund Inc., Smith Barney
Income Funds,
Smith Barney Equity Funds, Smith Barney Investment Funds
Inc.,
Smith Barney Natural Resources Fund Inc., Smith Barney
Telecommunications
Trust, Smith Barney Arizona Municipals Fund Inc., Smith
Barney New Jersey
Municipals Fund Inc., Smith Barney Fundamental Value Fund
Inc., Smith Barney
Series Fund, Consulting Group Capital Markets Funds, Smith
Barney Investment
Trust, Smith Barney Adjustable Rate Government Income Fund,
Smith Barney
Oregon Municipals Fund, Smith Barney Funds, Inc., Smith Barney Muni Funds, Smith Barney World Funds, Inc., Smith Barney Money
Funds, Inc., Smith Barney Municipal Money Market Fund, Inc.,
Smith Barney Variable
Account Funds, Smith Barney U.S. Dollar Reserve Fund
(Cayman), Worldwide
Special Fund, N.V., Worldwide Securities Limited, (Bermuda),
Smith Barney
Institutional Cash Management Fund, Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Smith Barney
Holdings
Inc. (formerly known as Smith Barney Shearson Holdings
Inc.), which in turn is a
wholly owned subsidiary of The Travelers Inc. (formerly
known as Primerica
Corporation) ("Travelers").   On  June 1, 1994, Smith Barney
changed its
name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File
No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	With respect to the Registrant, its Distributor,
		Investment Adviser and Administrator:
		Smith Barney Inc.
		388 Greenwich Street
		New York, New York  10013

	(2)	With respect to the Registrant's Custodian:
		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania

   	(3)	With respect to the Registrant's Transfer Agent:
		First Data Investors Services Group Inc.
		Exchange Place
		Boston, Massachusetts  02109

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further to assist shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment
Company Act of 1940.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York, on the

    31st day
of January 1996.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
Registrant

By: /s/ Heath B. McLendon
Name:   Heath B. McLendon
Title:  Chairman of the Board
_________________________________________________________________




Pursuant to the requirement of the Securities Act of 1933, as amended, this
 Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. Further, the undersigned each hereby revoke any previously granted power of attorney with respect to the following matters and constitute and appoint Heath B. McLendon, Christina T. Sydor and Lee D. Augsburger, and each of them singly, true and lawful attorneys, with full power to each of them, to sign on behalf, any and all Registration Statements on Forms N-1A and N-14 for the Smith Barney Fundamental Value Fund Inc., and any amendments thereto, for the purpose of being filed with the Securities and Exchange Commission, granting unto said attorneys, and each of them acting alone, full authority and power to do and to perform each and every act and thing requisite or necessary to be done as fully to all intents and purposes as each of the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue hereof.

Signature:			Title:				Date:


/s/Heath B. McLendon	Chairman of the Board	1/31/96
   Heath B. McLendon 	(Chief Executive Officer)

/s/Lewis E. Daidone	Senior Vice President			1/31/96
   Lewis E. Daidone		and Treasurer
					(Chief Financial and
					  Accounting Officer)

/s/Lloyd J. Andrews	Director				1/31/96
   Lloyd J. Andrews

/s/Robert M. Frayn		Director			1/31/96
   Robert M. Frayn

/s/Leon P. Gardner		Director			1/31/96
   Leon P. Gardner

/s/Howard J. Johnson		Director			1/31/96
   Howard J. Johnson

/s/David E. Maryatt	Director				1/31/96
   David E. Maryatt

/s/ Frederick O. Paulsell 	Director			1/31/96
   Frederick O. Paulsell

/s/Jerry A. Viscione	Director				1/31/96
   Jerry A. Viscione

/s/Julie W. Weston		Director			1/31/96
   Julie W. Weston